Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Revenue And Income (Loss) Before Income Taxes For Each Segment

(in millions)	2011	2010	2009
Revenue:
Earned premiums
Excess and Surplus Lines	$405.3	$489.7	$537.0
Commercial Specialty	316.7	332.8	364.0
International Specialty	101.3	100.3	87.7
Syndicate 1200	259.3	290.1	424.1
Run-off Lines	(0.6)	(1.3)	2.1

Total earned premiums	1,082.0	1,211.6	1,414.9
Net investment income
Excess and Surplus Lines	56.0	58.6	62.8
Commercial Specialty	27.7	29.8	29.3
International Specialty	10.9	8.4	8.5
Syndicate 1200	17.2	14.2	11.5
Run-off Lines	13.3	17.2	22.6
Corporate and Other	0.7	5.4	10.8

Total net investment income	125.8	133.6	145.5
Fee income, net	1.4	2.5	1.1
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total revenue	$1,258.4	$1,384.5	$1,544.8

(in millions)	2011	2010	2009
(Loss) income before income taxes
Excess and Surplus Lines	$65.9	$64.6	$61.6
Commercial Specialty	(3.6)	32.2	46.6
International Specialty	(70.9)	33.1	50.3
Syndicate 1200	(67.0)	(30.8)	23.1
Run-off Lines	(5.3)	4.4	6.4

Total segment (loss) income before taxes	(80.9)	103.5	188.0
Corporate and Other	(30.2)	(18.4)	(32.2)
Net realized investment and other gains (losses)	49.2	36.8	(16.7)

Total (loss) income before income taxes	$(61.9)	$121.9	$139.1

Schedule Of Earned Premiums By Geographic Location

(in millions)	2011	2010	2009
Bermuda	$101.5	$98.6	$87.2
United Kingdom	259.3	290.1	424.0
United States	721.2	822.9	903.7

Total earned premiums	$1,082.0	$1,211.6	$1,414.9

Identifiable Assets

	December 31,
(in millions)	2011	2010
Excess and Surplus Lines	$2,268.7	$2,322.3
Commercial Specialty	1,284.1	1,292.4
International Specialty	661.1	499.6
Syndicate 1200	1,545.5	1,571.7
Run-off Lines	560.0	638.3
Corporate and Other	58.9	139.6

Total	$6,378.3	$6,463.9

Schedule Of Goodwill And Intangible Assets Net Of Accumulated Amortization

			Intangible Assets, Net of
	Goodwill		Accumulated Amortization
(in millions)	2011	2010	2011	2010
Excess and Surplus Lines	$76.4	$76.4	$4.6	$5.2
Commercial Specialty	48.7	48.7	7.6	7.9
Syndicate 1200	28.7	28.7	80.8	82.2

Total	$153.8	$153.8	$93.0	$95.3